TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current taxes	$ 831	$ 806	$ 451
Deferred taxes expense (income)	(9,475)	1,976	2,940
Income Tax Expense (Benefit)	(8,644)	2,782	3,391
Domestic	(6,576)	1,458	2,122
Foreign	(2,068)	1,324	1,269
Income Tax Expense (Benefit)	$ (8,644)	$ 2,782	$ 3,391